Prospectus supplement dated October 1, 2013
to the following prospectus(es):
Options Premier prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Effective immediately, Nationwide will accept telephone requests for surrenders, partial withdrawals, and loans under certain circumstances and subject to certain restrictions. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Consequently, the following provisions of this prospectus are amended accordingly:
1.	The following is hereby added to the "Surrenders" section of the "Surrenders and Partial Withdrawals" provision:
Surrenders and Partial Withdrawals
Surrenders
Notwithstanding anything to the contrary set forth in this prospectus, surrender requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Please contact the Service Center for current limitations and restrictions on surrenders.
2.	The following is hereby added to the "Partial Withdrawals" section of the "Surrenders and Partial Withdrawals" provision:
Partial Withdrawals
Notwithstanding anything to the contrary set forth in this prospectus, requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Please contact the Service Center for current limitations and restrictions on partial withdrawals.
3.	The following is hereby added to the "Loans" provision:
Loans
Notwithstanding anything to the contrary set forth in this prospectus, loan requests submitted via telephone will be accepted subject to dollar amount limitations and payment restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice to the policy owner. Please contact the Service Center for current limitations and restrictions on loans.
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